Financial Liabilities - Finance Lease Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Finance Lease Liabilities
Minimum payments	€ 10,135	€ 10,726
Interest	775	781
Present value	9,360	9,945
Not later than one year
Finance Lease Liabilities
Minimum payments	4,305	4,267
Interest	360	408
Present value	3,945	3,859
Later than one year and not later than two years
Finance Lease Liabilities
Minimum payments	2,636	3,636
Interest	179	263
Present value	2,457	3,373
Later than two years and not later than three years
Finance Lease Liabilities
Minimum payments	1,461	1,792
Interest	88	88
Present value	1,373	1,704
Later than three years and not later than four years
Finance Lease Liabilities
Minimum payments	814	672
Interest	60	16
Present value	754	656
Later than four years and not later than five years
Finance Lease Liabilities
Minimum payments	369	306
Interest	42	5
Present value	327	301
More than 5 years
Finance Lease Liabilities
Minimum payments	550	53
Interest	46	1
Present value	€ 504	€ 52